Change in Control (Tables)	21 Months Ended
Sep. 30, 2020
Change In Control
Schedule of Company's Voting Common Stock

The table below summarizes conversion of the Notes and shares of Series C Preferred Stock into voting common stock and the total outstanding voting common stock as of December 31, 2019:

	As Converted Voting Common Stock
	Number	Percentage
Previous* Company shareholders	45,746	2.2%
Note conversion ($500,000)	48,570	2.4%
Note conversion ($100,000)	9,714	0.5%
Note conversion ($1,000,000)	97,139	4.7%
Note conversion ($17,500,000)	1,699,938	83.1%
Series C Preferred stock conversion	145,709	7.1%
Total shares outstanding as of December 31, 2019	2,046,816	100.0%

*    Prior to note and stock conversions.